Streaming transactions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current liabilities	$ 13,891	$ 15,198
Non current liabilities	35,645	38,938
Liabilities	49,536	54,136
Current liabilities	81
Non current liabilities	1,612
Contract liability		1,779
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	28
Non current liabilities	428
Liabilities		505
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	53
Non current liabilities	$ 1,184
Liabilities		$ 1,274